Quarterly Data - Schedule of Quarterly Financial Information (Details) (10-K) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues
Operating expenses	$ (1,428,224)	(575,306)	(712,852)	(280,334)	(233,940)	(236,219)	(829,064)	(575,281)	(280,956)	$ (2,719,839)	$ (503,923)	(1,802,433)	(1,921,520)
Interest expense	(58,314)	(59,063)								(146,054)		(59,063)
Other income		509	1,285	1,889	1,498	1,880	1,698	869	7			5,181	4,454
Net loss attributable to common stockholders	$ (1,206,074)	$ (633,860)	$ (711,567)	$ (278,445)	$ (232,442)	$ (234,339)	$ (827,366)	$ (574,412)	$ (280,949)	$ (2,302,870)	$ (500,536)	$ (1,856,315)	$ (1,917,066)
Weighted-average common shares - basic and diluted	36,623,697	35,119,261	31,745,242	31,745,242	31,745,242	31,745,242	31,745,242	26,870,217	26,870,217	35,951,894	31,745,242	32,595,680	29,321,049
Net loss per common share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.06)	$ (0.07)